Profit-Sharing Plan - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan [Abstract]
Profit sharing plan, employer contribution	$ 0	$ 0	$ 0	$ 0